Digital Currencies (Tables)	9 Months Ended
Dec. 31, 2024
Disclosure of Digital Currencies [Abstract]
Schedule of holdings of digital currencies [Table Text Block]
	December 31, 2024	March 31, 2024
Bitcoin	$260,435	$161,258
Ethereum Classic	9	196
Other coins	362	191
Total	$260,806	$161,645

Schedule of continuity of digital currencies [Table Text Block]
Bitcoin	Amount	Number of coins
Digital currencies, March 31, 2023	$65,772	2,332
Digital currency mined	111,002	3,123
Digital currency sold	(92,600)	(3,168)
Revaluation adjustment	77,084	-
Digital currencies, March 31, 2024	161,258	2,287
Digital currency mined	77,022	1,111
Digital currency sold	(38,686)	(593)
Revaluation adjustment	60,841	-
Digital currencies, December 31, 2024	$260,435	2,805

Ethereum Classic
Digital currencies, March 31, 2023	$117	5,718
Digital currency mined	1	28
Revaluation adjustment	78	-
Digital currencies, March 31, 2024	196	5,746
Digital currency sold	(105)	(5,373)
Revaluation adjustment	(82)	-
Digital currencies, December 31, 2024	$9	373